Share Based Payment - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023 USD ($) shares StockOption $ / shares	Mar. 31, 2022 USD ($) shares StockOption $ / shares	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2010 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Equity-settled share based payment (refer note 33) | $	$ 35,643,000	$ 36,645,000	$ 35,589,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,455,554	2,413,442	1,478,191
Vesting conditions	Refer notes	Refer notes	Refer notes
RSU exercised during the year	757,821	523,127	1,465,072
Weighted average exercise price | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average contractual life in years	3 years 10 months 24 days	4 years 3 months 18 days	4 years 2 months 12 days
Share based payment expense for options recognized under personnel expenses | $	$ 34,651,000	$ 32,921,000	$ 28,141,000
Restricted Stock Units [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs | $	$ 24.25	$ 24.16	$ 13.34
Weighted average contractual life in years	4 years	4 years	4 years
Restricted Stock Units [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs | $	$ 32.62	$ 32.97	$ 30.92
Weighted average contractual life in years	8 years	9 years	8 years
At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	10.00%	10.00%	10.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	30.00%	30.00%	30.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	40.00%	40.00%	40.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Fully Vested | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU exercised during the year	163	861	583
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0	0	0		2,703,810
Vesting Option One [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement		2,529	205,872
Tranche | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,120,117	1,072,635	484,152
Tranche | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	12 months from the grant date	12 months from the grant date	12 months from the grant date
Tranche | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Tranche | At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 36 months from the grant date,	expiry of 36 months from the grant date,	expiry of 36 months from the grant date,
Tranche | At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Tranche | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Vesting Option Two [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement		564,541
Vesting Option Two [Member] | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Two [Member] | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Vesting Option Two [Member] | At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Vesting Option Two [Member] | At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Option Two [Member] | At the end to five years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 60 months from the grant date	expiry of 60 months from the grant date	expiry of 60 months from the grant date
Vesting Option Two [Member] | Vesting Period of Two Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 5 years	vesting over 5 years	vesting over 5 years
Vesting Option Three [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement			251,750
Vesting Option Three [Member] | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Vesting Option Three [Member] | Vesting Period of Two Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 2 years	vesting over 2 years	vesting over 2 years
Vesting Option Three [Member] | At the end of six months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 6 months from the grant date	expiry of 6 months from the grant date	expiry of 6 months from the grant date
Vesting Option Three [Member] | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Three [Member] | At the end of eighteen months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 18 months from the grant date	expiry of 18 months from the grant date	expiry of 18 months from the grant date
Vesting Option Four [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement			209,611
Vesting Option Four [Member] | At the end of three months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 3 months from the grant date	expiry of 3 months from the grant date	expiry of 3 months from the grant date
Vesting Option Four [Member] | At the end of six months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 6 months from the grant date	expiry of 6 months from the grant date	expiry of 6 months from the grant date
Vesting Option Four [Member] | At the end of nine months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 9 months from the grant date	expiry of 9 months from the grant date	expiry of 9 months from the grant date
Vesting Option Four [Member] | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Four [Member] | Vesting Period of One Year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 1 year	vesting over 1 year	vesting over 1 year
Tranche Three [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement			325,444
Vesting conditions	100% vesting on September 30, 2023
Percentage of maximum shares employees are eligible to receive	150.00%
Tranche Four [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement		547,060	779
Vesting percentage	100.00%
Tranche Five [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	335,274
Vesting percentage	100.00%	100.00%	100.00%
Tranche Six [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement		225,816
Vesting conditions		100% vesting on September 30, 2026
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0	0	0	21,588
Weighted average exercise price | $ / shares	$ 2,229	$ 2,229	$ 2,229
Weighted average contractual life in years	2 years 4 months 24 days	3 years 4 months 24 days	4 years 6 months
Description of employee stock options	Each ESOP represents the right to receive one hundred common equity shares of the Group
Equity-settled share based payment (refer note 33) | $	$ 966,000	$ 3,724,000	$ 7,448,000
Employee Stock Option Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0
Weighted average exercise price | $ / shares	$ 0.1232
Weighted average contractual life in years	3 years 10 months 24 days
Equity-settled share based payment (refer note 33) | $	$ 26,000
Employee Stock Option Plan 2015 [Member] | At the end of three years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	remaining 3 years
Employee Stock Option Plan 2015 [Member] | Vesting Period Of One Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	10.00%
Employee Stock Option Plan 2015 [Member] | Vesting Period Of Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	40.00%
Vesting conditions	vesting over 4 years	vesting over 4 years
Number of Stock Options Graded | StockOption	200	120
Employee Stock Option Plan 2015 [Member] | Vesting Period of Two Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%
Employee Stock Option Plan 2015 [Member] | Vesting Period of Three Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	30.00%
Vesting conditions		remaining period of 3 years
Number of Stock Options Graded | StockOption		15
Employee Stock Option Plan 2015 [Member] | Vesting Period of One Year [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions		completion of one yea
Number of Stock Options Graded | StockOption		105